CURRENT AND ALL OTHER ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
CURRENT AND ALL OTHER ASSETS
NOTE 10. CURRENT AND ALL OTHER ASSETS.
All other current assets primarily include financing receivables, prepaid taxes and deferred charges, and derivative instruments (see Note 18). All other current assets increased $110 million in the three months ended March 31, 2024, primarily due to an increase of prepaid taxes and deferred charges of $79 million. All other assets primarily include pension surplus, long-term receivables (see Note 4) and prepaid taxes and deferred charges. All other assets increased $75 million in the three months ended March 31, 2024.

NOTE 10. CURRENT AND ALL OTHER ASSETS

As of December 31,	2023	2022
Derivative instruments (Note 18)	$76	$72
Assets held for sale	5	93
Financing receivables – net	141	79
Prepaid taxes and deferred charges and other	130	80
All other current assets	$352	$324
Long-term receivables – net (Note 4)	$701	$743
Pension surplus (Note 13)	748	601
Taxes receivable	213	205
Prepaid taxes and deferred charges	246	176
Derivative instruments (Note 18)	118	84
Other	202	288
All other assets	$2,228	$2,097